Other current assets	12 Months Ended
Dec. 31, 2025
Aegon Ltd. [member]
Disclosure of Other Assets [line items]
Other current assets	12 Other current assets Other current assets include derivatives with positive fair values of EUR 4 million (2024: EUR 26 million).